Investments in Associates and Joint Ventures - Associate Narrative (Details) $ in Thousands, $ in Millions				3 Months Ended			12 Months Ended
	Jan. 31, 2022 MXN ($) shares	Jan. 31, 2022 USD ($) shares	Apr. 13, 2021	Mar. 31, 2023	Mar. 31, 2020 MXN ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2023 MXN ($) item shares	Dec. 31, 2023 USD ($) item shares	Dec. 31, 2022 MXN ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)
Corporate information:
Fair value of investment	$ 30,912,000	$ 1,500.0
Reversal of impairment | $							$ 1,107,996		$ 1,172,555		$ 1,276,990
TelevisaUnivision (formerly known as UH II)
Corporate information:
Ownership interest in associate							43.70%	43.70%	44.40%	44.40%
Proportion of voting rights held in associate									45.10%	45.10%
TelevisaUnivision (formerly known as UH II) | TelevisaUnivision and subsidiaries
Corporate information:
Impairment loss					$ 5,455,356	$ 228.6
TelevisaUnivision (formerly known as UH II) | Class A common stock
Corporate information:
Fair value of investment	$ 15,456,000	$ 750.0
Number of shares invested | shares	3,589,664	3,589,664
Annual preferred dividend	5.50%	5.50%
Income from UHI							$ 716,905	$ 41.3	$ 752,556	$ 37.8
TelevisaUnivision (formerly known as UH II) | Series B Preferred Shares
Corporate information:
Number of shares owned | shares							750,000	750,000	750,000	750,000
Fair value of investment	$ 15,456,000	$ 750.0
Number of shares invested | shares	750,000	750,000
TelevisaUnivision
Corporate information:
Number of shares owned | shares							9,290,999	9,290,999
Ownership interest in associate				44.00%			43.70%	43.70%	44.40%	44.40%
Proportion of voting rights held in associate							44.40%	44.40%
Number of officers designated as members of board of directors							4	4
Number of officers designated as chairman of board of directors							1	1
Number of directors of the associate							11	11
Number of officers designated as members of board of directors currently consists members							10	10
Number of officers designated as members of board of directors additional members							1	1
Company's ownership interest	45.00%	45.00%	45.00%
Equity interest in the capital stock							35.50%	35.50%
TelevisaUnivision | Other Financial Assets
Corporate information:
Reversal of impairment									$ 593,838	$ 29.5	$ 4,161,704	$ 199.1